Cash Flow Supplemental Information - Schedule of Cash Flow Supplemental Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Digital currencies items
Digital currencies mined	$ (10,318,500)	$ (18,128,241)	$ (24,190,060)
Bitcoin received from colocation services	(9,377,476)	(185,819)
Bitcoin received for electricity sales	(2,003,106)	(538,197)
Miner lease and hosting		614,813	9,768,179
Loss on digital currency option calls			1,950,000
Services paid in digital currencies	1,773,027	433,492	739,024
Gain on sale of digital currencies	(1,658,772)	(945,536)	11,574,330
Interest paid in digital currencies			216,329
Digital currencies for loan repayment		883,622
Gain on revaluation of digital currencies	(898,691)	(10,991)	3,386,890
Digital currencies Total	(22,483,518)	(17,876,857)	3,444,692
Working capital items
Amounts receivable and prepaid expenses	699,156	(1,320,109)	574,129
Accounts payable and accrued liabilities	1,617,639	1,946,961	72,325
Income tax receivable	124,337	76,062	(550,000)
Deposit payable	717,342	975,184	(1,277,500)
Working capital Total	3,158,474	1,678,098	(1,181,046)
Other supplemental information
Interest paid
Taxes paid